Deferred Revenue and Customer Deposits	12 Months Ended
Dec. 31, 2018
Revenue Recognition And Deferred Revenue [Abstract]
Deferred Revenue and Customer Deposits
8	Deferred revenue and customer deposits

Deferred revenue and customer deposits consist of the following:

	As of December 31,
	2017	2018
	RMB	RMB	US$
Deferred revenue	28,921	33,067	4,809
Customer deposits	20,636	26,416	3,842
Total deferred revenue and customer deposits — current	49,557	59,483	8,651
Deferred revenue — non-current	330	10,265	1,493

8	Deferred revenue and customer deposits (continued)

Roll-forward of customers deposits:

	Year ended December 31,
	2017	2018
	RMB	RMB	US$
Balance at beginning of year	6,064	20,636	3,001
Cash received from customers during the year	129,555	407,630	59,287
Revenue recognized during the year	(112,770)	(397,488)	(57,812)
Refunds paid during the year	(2,213)	(4,362)	(634)
Balance at end of year	20,636	26,416	3,842